Short-term investments (Narrative) (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Short Term Investments [Line Items]
Short-term investment	$ 20,704	$ 10,000
Secured senior loan [Member]
Short Term Investments [Line Items]
Short-term investment	$ 15,900	$ 10,000
Interest rate, investment	7.00%
Notes receivable [Member]
Short Term Investments [Line Items]
Short-term investment	$ 4,800
Notes receivable [Member] | Minimum [Member]
Short Term Investments [Line Items]
Interest rate, investment	10.50%
Notes receivable [Member] | Maximum [Member]
Short Term Investments [Line Items]
Interest rate, investment	12.00%